As filed with the Securities and Exchange Commission on September 26, 2024
1933 Act Registration File No. 333-30924
1940 Act File No. 811-09821

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	39	[X]

(Check appropriate box or boxes)

ALLIED ASSET ADVISORS FUNDS
(Exact name of Registrant as Specified in Charter)

8925 South Kostner Avenue
Hometown, IL 60456
(Address of Principal Executive Offices)
(630) 789-0453
(Registrant's Telephone Number, including Area Code)

Bassam Osman, President
Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(Name and address of agent for Service)

Copies of Communications to:
Nabil Sabki, P.C.
Kirkland & Ellis LLP
333 W. Wolf Point Plz.
Chicago, IL 60654

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 30, 2024 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 37 to the Registration Statement of Allied Asset Advisors Funds (the “Trust”) on Form N-1A is filed to annually update financial information to the Trust’s Registration Statement for its series: the Iman Fund.

Prospectus
September 30, 2024

Trading Symbol: IMANX

Investment Advisor
AAA
Allied Asset Advisors, Inc.

Iman Fund (the “Fund”) is the series offered by Allied Asset Advisors Funds. This prospectus pertains to the Fund and contains pertinent information about investing in the Fund. Fund shares are not subject to any sales charges or Rule 12b-1 fees. Please read this prospectus carefully before investing.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section
Investment Objective
The Fund seeks growth of capital while adhering to Islamic principles.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.01%
*The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:

1 Year	3 Years	5 Years	10 Years
$93	$334	$639	$1,507

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended May 31, 2024, the Fund’s portfolio turnover rate was 25.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Fund’s investment advisor, Allied Asset Advisors, Inc. (the “Advisor”), anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around, among other things. The Advisor may invest in “growth” or “value” stocks, but it anticipates that a majority of its investments will be of the growth type. The Fund may sell portfolio securities at any time when, in the Advisor’s judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities. The Fund normally does not invest in emerging markets securities except for those traded on U.S. exchanges.

Principal Investment Risks
The principal risks of investing in the Fund are listed below. As with any mutual fund, you may lose money by investing in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Equity Securities Risk: The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Market Risk: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Management Risk: The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities. If the Advisor’s strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds that are not subject to such restrictions.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Value Stock Risk: Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund, or the events that would cause the
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stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level.

Market Capitalization Risk: Exposure to stocks of mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Stocks of mid and/or small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Recent Market Events Risk: Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments. Shares of the Fund could decline in value or underperform other investments due to such factors. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments.

Foreign Securities Risk: The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S. markets may also be less liquid and more volatile than U.S. markets.

Preferred Stock Risk: The equity-related securities in which the Fund invests may include preferred stocks. Preferred stocks are generally subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.

Systems and Cybersecurity Risk: The Fund and the Advisor are susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the affected party to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches.

Portfolio Turnover Risk: High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Concentrated Ownership Risk: The North American Islamic Trust, Inc. (“NAIT”), an affiliate of the Advisor, owns a substantial portion of the shares of the Fund. As a result of such concentrated ownership, a substantial redemption of the Fund’s shares by NAIT could significantly reduce the Fund’s assets under management. While the Fund maintains certain cash and/or cash equivalents to meet redemption requests, a redemption by NAIT may exceed these holdings and may cause the Fund to sell securities that it might otherwise hold. However, the Fund reserves the right to redeem in-kind to meet redemption requests that
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represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. For more information about NAIT, please refer to Management of the Fund.

Operational Risk: The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Performance
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return. The bar chart illustrates how the Fund’s total return has varied from year to year. The table illustrates the Fund’s average annual total return over time compared with a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.investaaa.com and by calling 1-888-FUNDS-85.

Calendar Year Annual Returns*
*The Fund’s calendar year-to-date return as of June 30, 2024 was 17.98%.

During the periods shown in the bar chart, the Fund’s highest quarterly return was 18.40% for the quarter ended March 31, 2019 and the lowest quarterly return was -22.35% for the quarter ended June 30, 2022.

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Average Annual Total Returns for the Periods ended December 31, 2023

	1 Year	5 Years	10 Years
Iman Fund
Return Before Taxes	29.36%	11.38%	9.92%
Return After Taxes on Distributions	29.36%	9.46%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares	17.38%	8.80%	7.50%
Dow Jones Islamic MarketTM World Index (reflects no deduction for fees, expenses or taxes)	27.02%	14.03%	9.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Advisor
Allied Asset Advisors, Inc.

Portfolio Manager
Bassam Osman, Chairman of the Advisor, has been the portfolio manager of the Fund since 2000.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares any business day by written request via mail (Iman Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-FUNDS-85 (1-888-386-3785), or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts are shown below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$250	$50
IRA accounts (Traditional, Roth, SEP and Simple IRAs)	$100	$50
Coverdell Education Savings Accounts	$100	$50

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor and its related companies may compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.
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Investment Objective and Strategies
Investment Objective
The Fund seeks growth of capital in accordance with Islamic principles. This investment objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund’s Trustees without shareholder approval.

Investment Strategies
The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Advisor anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.

The Advisor believes that an actively managed portfolio will enable the Fund to take advantage of opportunities in the market while staying true to Islamic principles. Among the securities that meet Islamic principles, the Advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around, among other things. The Advisor may invest in “growth” or “value” stocks, but it anticipates that a majority of its investments will be of the growth type. The Fund may sell portfolio securities at any time when, in the Advisor’s judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities. Potential tax consequences to Fund shareholders will be a secondary consideration when the Fund sells securities. Shareholders may realize taxable capital gains as a result of frequent trading of the Fund’s assets. In addition, the Fund incurs transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund’s effective return for shareholders. The Fund normally does not invest in emerging markets securities except for those traded on U.S. exchanges.

In addition to common stocks, the Fund may also invest in equity-related securities. These include securities that may be converted into or exchanged for common stock or the cash value of common stock – known as convertible securities – like rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”), which are certificates – usually issued by a U.S. bank or trust company – that represent an equity investment in a foreign company or some other foreign issuer. ADRs are valued in U.S. dollars. The Advisor considers ADRs to be equity-related securities. Certain ADR programs are established without the participation of the foreign issuer and as a result, there may be less information available about the foreign issuer. Other equity-related securities in which the Fund may invest include investments in various types of business ventures, including partnerships and joint ventures and securities of real estate investment trusts.

Additionally, the Fund may invest in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). The inherent value of these securities often is not widely known and as a result, the securities may be favorably priced.

The Fund may also invest in foreign equity securities including stocks and other equity-related securities. The Advisor does not consider ADRs, American Depository Shares or other similar receipts or shares traded in U.S. markets to be foreign securities. The Fund may invest up to 20% of its total assets in foreign securities,
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which the Advisor defines as securities traded in foreign markets and on foreign exchanges. ADRs and similar securities are not included in the 20% limit on foreign securities.

Principal Investment Risks
The principal risks of investing in the Fund are listed below. As with any mutual fund, you may lose money by investing in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Equity Securities Risk: The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Market Risk: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. The Fund is also subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Management Risk: The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly and timely identify economic trends and select stocks, particularly in volatile stock markets. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities. If the Advisor’s strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Value Stock Risk: Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level.

Market Capitalization Risk: Exposure to stocks of mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Stocks of mid and/or small capitalization companies may be subject to more abrupt or erratic market
7

movements than those of larger, more established companies or the market averages in general. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Recent Market Events Risk: Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments. Shares of the Fund could decline in value or underperform other investments due to such factors. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Foreign Securities Risks: The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may also be less liquid and more volatile than U.S. markets. Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets. Enforcing legal rights may be difficult, costly and slow. Transactions in foreign securities may entail higher transaction costs and various administrative difficulties. The risks described herein are greater in emerging markets.

Preferred Stock Risk: The equity-related securities in which the Fund invests may include preferred stocks. Preferred stocks are generally subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends which may result in a decline in value in a falling interest rate environment, and/or having limited liquidity.

Systems and Cybersecurity Risk: The Fund and the Advisor are susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the affected party to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Portfolio Turnover Risk: High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

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Concentrated Ownership Risk: The North American Islamic Trust, Inc. (“NAIT”), an affiliate of the Advisor, owns a substantial portion of the shares of the Fund. As a result of such concentrated ownership, a substantial redemption of the Fund’s shares by NAIT could significantly reduce the Fund’s assets under management. While the Fund maintains certain cash and/or cash equivalents to meet redemption requests, a redemption by NAIT may exceed these holdings and may cause the Fund to sell securities that it might otherwise hold. However, the Fund reserves the right to redeem in-kind to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. For more information about NAIT, please refer to Management of the Fund.

Operational Risk: The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Fund’s Policy on Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (the “SAI”).

Management of the Fund
Investment Advisor
The Fund’s investment advisor is Allied Asset Advisors, Inc., located at 8925 South Kostner Avenue, Hometown IL 60456. Subject to the general supervision of the Fund’s Board of Trustees, the Advisor is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Advisor receives an advisory fee, which is calculated daily and paid monthly, according to the Fund’s average daily net assets. The Advisor is a subsidiary of NAIT and was formed in 2000 to manage the Fund. For more information about NAIT, see the SAI.

NAIT is the controlling entity of the Advisor and, as of August 31, 2024, owned 49% of the outstanding shares of the Fund. NAIT intends to exercise its voting rights on issues that come before shareholders, which will affect the outcome of the vote.

The Investment Advisory Agreement for the Fund provides that the Advisor will: (a) act as investment adviser for, and supervise and manage the investment and reinvestment of, the Fund’s assets and have complete discretion in purchasing and selling securities and other assets for the Fund and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the Fund; (b) continuously supervise the investment program of the Fund and the composition of its investment portfolio; (c) arrange for the purchase and sale of securities and other assets held by the Fund; and (d) maintain books and records with respect to the Fund’s securities transactions and render to the Board of Trustees such periodic and special reports as they may request.

For such services, the Investment Advisory Agreement provides that the Fund will pay the Advisor an annual investment advisory fee equal to 1.00% of the average daily net assets of the Fund. Pursuant to an Advisory Fee Waiver Agreement, the Advisor has agreed to reduce the annual rate of its advisory fee payable under the Investment Advisory Agreement to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to
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the approval of the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the initial term.

To assist the Advisor in implementing the investment objectives and strategies of the Fund, the Advisor has entered into a Consulting Services Agreement with NAIT pursuant to which NAIT provides advice and services to the Advisor with respect to Shariah compliance matters for the Fund. The Advisor, not the Fund, pays NAIT an annual fee equal to 0.10% of the Fund’s daily average net assets for such services.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisor’s Investment Advisory Agreement with the Fund is available in the Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2024.

Portfolio Manager
Bassam Osman is the portfolio manager, solely responsible for the day-to-day investment management of the Fund. He has managed the Fund since its inception. He has been a Portfolio Manager and the Chairman of Allied Asset Advisors Funds since 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Custodian
U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Fund’s assets.

Transfer Agent and Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as transfer agent (the “Transfer Agent”) for the Fund and as the Fund’s administrator (“Fund Services”).

Distributor
Quasar Distributors, LLC, Three Canal Plaza, Suite 100 Portland, Maine 04101, a subsidiary of Foreside Financial Group, LLC, registered broker-dealer, and member of the Financial Industry Regulatory Authority, Inc., serves as distributor of the Fund’s shares (the “Distributor”).
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Calculating Share Price
Shares of the Fund are sold at their net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the U.S. Securities and Exchange Commission (“SEC”). The NYSE is closed on weekends and most national holidays. The NAV will not be calculated on days when the NYSE is closed for trading. Because the Fund may at times invest in securities that are primarily listed on non-U.S. exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its most recent sale price on that exchange as of the time when the NAV is determined. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees and as described in more detail below under Fair Value Pricing.

If you place a purchase order in good form (see “How to Purchase Shares”) that is delivered to the Fund or its authorized agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Fund’s Board of Trustees. Pursuant to such policies and procedures, the Board of Trustees has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments.

The Board of Trustees has also developed procedures that utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that, in the judgment of the Advisor, does not represent a fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale. Further, if events occur that materially affect the value of a security between the time trading ends on
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that particular security and the close of regular trading on the NYSE, the Fund may value the security at a fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

When fair value pricing is employed, the values of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Therefore, if a shareholder purchases or redeems shares when the Fund holds securities valued at a fair value, that valuation may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon redemption.

How to Purchase Shares
To open an account, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$250	$50
IRA accounts (Traditional, Roth, SEP and Simple IRAs)	$100	$50
Coverdell Education Savings Accounts	$100	$50

Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

▪the name of the Fund
▪the dollar amount of shares to be purchased
▪account application form or investment stub
▪check payable to the “Iman Fund”

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Methods of Buying

Through a broker/dealer organization	You can purchase shares of the Fund through any broker-dealer or other financial organization that has a sales agreement with the Fund’s Distributor. The Fund will be deemed to have received a purchase order when an authorized broker-dealer or other financial organization or, if applicable, its authorized designee, receives the order. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
To open an account directly with the Fund, complete an account application form and send it together with your check to the address below. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the SAI for more information. To make additional investments once you have opened your account, send your check together with the detachable form that’s included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Iman Fund.” All checks should be payable in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. If your payment is returned for any reason, a $25 fee will be assessed against your account. You may also be responsible for any loss sustained by the Fund for any payment that is returned.

Shares of the Fund have not been registered for sale outside of the United States. The Iman Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Regular Mail Iman Fund U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Iman Fund U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the post office box of the Fund’s “Transfer Agent”, that does not mean that the Transfer Agent or the Fund actually received those documents. Receipt of your account application form, additional purchase request, or redemption request is based on when the order is received at the Transfer Agent’s offices.

By telephone	Unless you decline telephone options on your account application form, you will be authorized for telephone purchases after your account has been open for at least 7 business days. Call the Fund toll-free at 1-888-FUNDS-85 (1-888-386-3785) to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the NYSE shares will be purchased at that day’s NAV per share. For security reasons, requests by telephone will be recorded.

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By wire
To open an account, contact the Fund at 1-888-FUNDS-85 (1-888-386-3785) to make arrangements with a telephone representative to send in your completed application via facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-888-FUNDS-85 (1-888-386-3785). A completed account application is required in advance of a wire. You may then contact your bank to wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market. If the funds are received after the close of the NYSE, your shares will be purchased using the next business day’s NAV per share.

To make additional investments by wire, call 1-888-FUNDS-85 (1-888-386-3785) to notify the Fund of the incoming wire using the wiring instructions below:

   U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202 ABA #: 075000022
   Credit: U.S. Bancorp Fund Services, LLC
   Account #: 112-952-137
   Further Credit: Iman Fund
   (your name or the title on the account)
   (your account #)

The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100. Once your account has been opened, you may purchase Fund shares in the amount of $50 or more through the AIP. You can have money automatically transferred from your checking or savings account on a monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 7 business days after the Transfer Agent has received your request.

You may select this service by completing the Automatic Investment Plan section of your account application form and sending a voided check or savings deposit slip. We are unable to debit mutual fund or pass-through accounts. You may be charged a $25 fee for any returned checks or stop payment orders. You may terminate your participation in this Plan upon five days’ notice by writing to or calling the Transfer Agent at 1-888-FUNDS-85 (1-888-386-3785).

Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or to suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an
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investor’s shares when an investor’s identity cannot be verified. Please contact the Fund at 1-888-FUNDS-85 (1-888-386-3785) if you need additional assistance when completing your application.

How to Sell Shares
Methods of Selling

Through a broker/dealer organization	If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The Fund will be deemed to have received a redemption order when an authorized broker-dealer or other financial organization or, if applicable, its authorized designee, receives the order. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
If you purchased your shares directly from the Fund, send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the SAI for more information.

Regular Mail Iman Fund U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Iman Fund U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the post office box of the Fund’s “Transfer Agent”, that does not mean that the Transfer Agent or the Fund actually received those documents. Receipt of your account application form, additional purchase request, or redemption request is based on when the order is received at the Transfer Agent’s offices.

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The Transfer Agent may require a signature guarantee for certain requests. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•If you are requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•For all redemptions in excess of $1,000,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances as the Fund or Transfer Agent determines is warranted. The Fund reserves the right to waive any signature requirement at its discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

By telephone
Unless you decline telephone options on your account application, you may redeem shares up to $1,000,000, but not less than $100, by calling 1-888-FUNDS-85 (1-888-386-3785). In order to redeem from an IRA account, this option must be added in writing prior to calling the Transfer Agent. Proceeds of a telephone redemption may be sent by check to your address of record, wired to your bank account designated on your account, or sent via electronic funds transfer through the ACH network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most such transfers are completed within two business days. A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders to change or add telephone redemption privileges. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time), although before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. If such measures are followed to ensure against unauthorized transactions, neither the Fund nor the Transfer Agent will be responsible for any losses. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. For security reasons, requests by telephone will be recorded and the caller may be asked to verify certain personal identification information. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

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By writing a check	On your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reason. You may not use a check to close your account.

Through a systematic withdrawal plan	If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least five days prior to effective date. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV per share next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days when the NYSE is closed.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

•the name of the Fund
•the dollar amount of shares to be redeemed
•signatures of all registered shareholders exactly as the shares are registered with the signatures guaranteed if applicable
•the account number

Proceeds of redemption requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally, 4:00 p.m. Eastern Time) will usually be sent on the following business day.

The Fund typically expects that a fund will hold cash or cash equivalents to meet redemption requests. The funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

Proceeds will be sent via check to the address of record or can be sent by wire or electronic funds transfer through the ACH network to the bank previously established on your account. In all cases, proceeds will be
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sent no later than seven calendar days after the Fund receives your redemption request except as otherwise allowed under the Investment Company Act of 1940, as amended.

If you did not purchase your shares with a wire payment, the Transfer Agent may delay payment of your redemption proceeds for up to 12 calendar days from the date of purchase or until your payment for the purchase has cleared, whichever comes first.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election will generally be subject to 10% withholding. Shares held in IRA accounts may also be redeemed by telephone at 1-888-FUNDS-85 (1-888-386-3785) if the option is added in writing prior to calling the Transfer Agent. Investors will be asked whether or not to withhold taxes from any distribution. IRA accounts are assessed a $15 fee per account annually, capped at $30 per social security number.

Redemption In-Kind
If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $250 ($100 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out. (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.) If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Frequent Purchases and Redemptions
The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm performance, and create additional transaction costs that are borne by all shareholders. Because the Fund invests in foreign securities, market timers may seek to take advantage of time zone differences that could affect the NAV of the Fund. Accordingly, the Fund’s Board of Trustees has adopted a market timing policy under which the Fund takes steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity. The Fund applies these market timing procedures uniformly to all shareholders of the Fund.

The Fund attempts to deter and prevent market timing and other short-term trading practices. To that end, the Fund reserves the right to restrict, without prior notice, any purchase or exchange order received by the Fund, that the Fund determines, in its sole discretion, not to be in the best interests of the Fund.

Limitations on Ability to Prevent Disruptive Trading
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder’s shares. This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment
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volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Additionally, because the Fund invests in foreign securities, it may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit the Fund’s share price when it is based on closing prices of foreign securities established some time before the Fund calculates its own share price. The Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. Exceptions to the trading policy will not normally be granted.

Although the Fund’s efforts are designed to discourage abusive trading practices, the possibility that such activity will occur cannot be eliminated. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries. As a result, the Fund cannot always know or detect frequent trading that may be facilitated by the use of intermediaries through group or omnibus accounts. However, the Fund monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund enters into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its trading policies. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies.

The Fund exercises its judgment, to the best of its ability, in a manner that it believes is consistent with shareholder interest. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any shareholder the Fund believes has a history of abusive trading or whose trading, in the Fund’s judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership control. The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

Distributions and Taxes
The Fund makes distributions of substantially all of its net investment income and net capital gains realized on the sale of securities, if any. These distributions are generally paid (or deemed to be paid) once each year, on or before December 31. All distributions will automatically be reinvested in additional shares of the Fund, unless you elect to receive them in cash. You may change the distribution option on your account by writing or calling the Transfer Agent. Any change must be received five days prior to the record date of the distribution. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for six months, the Fund reserves the right to reinvest the check at the then current net asset value and to reinvest all subsequent distributions in shares of the Fund until you provide us with different instructions.

In general, Fund distributions are taxable to you as ordinary income or capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If you purchase shares shortly before a distribution’s record date, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

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If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold a percentage of your taxable distributions.

When you sell your shares of the Fund, it is considered a taxable event and you may have a capital gain or loss on the transaction. Your individual tax liability on any gain from the sale of your shares depends on your purchase price, sale price, your marginal tax rate, on how long you have held your shares, and on other factors unique to your circumstances.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax in addition to federal taxation. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive written confirmations of your purchases and redemptions.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-FUNDS-85 (1-888-386-3785) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-888-FUNDS-85 (1-888-386-3785) at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Transfer Agent to complete a Texas Designation of Representative form.

Index Description
The Fund is utilizing as its benchmark the Dow Jones Islamic MarketTM World Index (the “Islamic World Index”), which is a broad-based securities market index. The Islamic World Index is a compilation of various country-level benchmark indices considered by Dow Jones to be in compliance with Islamic principles. The
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index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Index’s established index methodology. You cannot invest in an index.

For more information on the Islamic World Index, please refer to the Dow Jones Islamic Market Indices Methodology, which is available at:
https://www.spglobal.com/spdji/en/documents/methodologies/methodology-dj-islamic-market-indices.pdf.

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Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been derived from financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm. Cohen & Company, Ltd.’s report, along with the Fund’s financial statements, is included in the Fund’s annual report dated May 31, 2024, which is available upon request.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.93	$11.21	$15.73	$11.63	$12.76

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)	(0.03)	(0.10)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	3.33	0.90	(1.41)	4.65	0.56
Total from investment operations	3.30	0.87	(1.51)	4.52	0.51

Less distributions paid:
From net investment income	—	—	—	—	—
From net realized gain on investments	—	(0.15)	(3.01)	(0.42)	(1.64)
Total distributions paid	—	(0.15)	(3.01)	(0.42)	(1.64)

Net asset value, end of year	$15.23	$11.93	$11.21	$15.73	$11.63

Total return	27.66%	7.93%	-14.19%	38.85%	2.50%

Net assets at end of year (000’s)	$185,831	$148,855	$139,665	$154,638	$115,345

Ratio of expenses to average net assets	1.31%	1.35%	1.28%	1.29%	1.33%

Ratio of net investment income (loss) to average net assets	(0.24)%	(0.24)%	(0.77)%	(0.93)%	(0.40)%

Portfolio turnover rate	25.1%	71.9%	114.5%	106.6%	95.4%

(1)Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
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INVESTMENT ADVISOR
Allied Asset Advisors, Inc. (AAA)
Hometown, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Portland, Maine

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, National Association
Milwaukee, Wisconsin

LEGAL COUNSEL
Kirkland & Ellis LLP
Chicago, Illinois

Key Phone Numbers

To Purchase Shares Call: 1-888-FUNDS-85 (1-888-386-3785)

Allied Asset Advisors 1-877-417-6161

Privacy Notice

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Where to find more information:
You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI for shares of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports, and in Form N-CSR, provide the most recent financial reports and portfolio investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund’s website at www.investaaa.com or www.imanfund.com or by writing to:

Iman Fund
c/o Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of returns and other information about the Fund may be obtained, after paying a duplicating fee to the SEC, by electronic request at the following email address: publicinfo@sec.gov, or by writing to the SEC at the address above.

1940 Act File No. 811-09821

Iman Fund

Trading Symbol: IMANX

A series of Allied Asset Advisors Funds

Statement of Additional Information
September 30, 2024

Investment Advisor
AAA
Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(630) 789-0453
1‑877‑417-6161

This Statement of Additional Information (“SAI”) relates to the shares of Iman Fund (the “Fund”), which is a mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund’s current Prospectus dated September 30, 2024. To obtain the Prospectus, please visit the Fund’s website at www.investaaa.com, call 1-888-FUNDS-85 (1-888-386-3785) or write to the Fund as shown below:

Regular Mail Iman Fund c/o Allied Asset Advisors, Inc. 8925 South Kostner Avenue Hometown, IL 60456

The Fund’s audited financial statements for the fiscal year ended May 31, 2024 are incorporated herein by reference to the Fund’s Annual Report. A copy of the Annual Report may be obtained without charge by calling the Fund at 1-888-FUNDS-85 (1-888-386-3785) or writing to the Fund as shown above.

Investment Restrictions

Fundamental Restrictions

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) of the Fund has adopted the following fundamental investment policies and restrictions, which cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority of the outstanding voting securities” of a fund means the vote of the lesser of:

1.more than 50% of the outstanding voting securities of the Fund; or

2. 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

The Fund may not:

1.Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

5.Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6.Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

7.Purchase physical commodities or contracts relating to physical commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to:

1.Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.Purchase securities on margin or make short sales;

3.Enter into futures contracts or purchase options thereon; or

4.Invest more than 15% of its net assets in illiquid securities.

These non-fundamental policies may be changed by a vote of the Trustees only, without shareholder approval. The Fund will provide shareholders at least 60 days’ prior notice before effecting a name change or change in investment strategy.

Investment Strategies and Risks

The Fund seeks growth of capital while adhering to Islamic principles by investing, under normal circumstances, its net assets in domestic and foreign securities chosen by the Fund’s Advisor that are compatible with Islamic principles. Islamic principles provide for the concept of Predominance or “Taghleeb,” which means that if the permissible activity predominates other activities then the investment is allowed. This applies both to specific securities and to the portfolio as a whole.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund’s Prospectus.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause the Fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions, though the Fund intends that a settlement date not exceed 35 days after the trade date, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if Allied Asset Advisors, Inc. (the “Advisor”) deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred.

Foreign Securities. As stated in the Fund’s Prospectus, some of the securities purchased by the Fund may be securities of non-U.S. companies (“foreign securities”) traded in foreign markets, though it is not anticipated by the Fund’s Advisor that the Fund will have more than 20% of the Fund’s net assets invested in foreign securities at any given time. The Advisor considers foreign securities to be securities traded in foreign markets and on foreign exchanges, which does not include American Depositary Receipts and similar receipts on shares traded in U.S. markets. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual non-U.S. economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some non-U.S. countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many non-U.S. countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain non-U.S. countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. Investment in foreign securities is likely to increase the Fund’s expense ratio since the cost of maintaining the custody of foreign securities is higher.

Restricted Securities. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions. If a percentage restriction on investment or utilization of assets set forth in this SAI, other than restrictions on investments in illiquid assets, or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

Temporary Investments. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and short-term investments that meet Islamic and mutual fund requirements are currently limited in the United States. Therefore, the Fund may hold a substantial portion of its net assets in cash when the Advisor implements a temporary defensive measure. If the Fund’s investments in cash increase, the Fund may not achieve its investment objective. Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Advisor may also hold cash to maintain liquidity.

The Trust

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust (now called a Delaware statutory trust) on January 14, 2000. The Trust currently offers one series of shares to investors, the Fund. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series or class and offer shares of a new fund or class under the Trust at any time. The Trust’s registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801, and its principal office is at 8925 South Kostner Avenue, Hometown, IL 60456.

Shares of the Fund, when issued, are fully paid and non-assessable. Except as otherwise expressly provided in the Prospectus or this SAI, there are no restrictions on the right freely to retain or dispose of the Fund’s shares. Shares of the Fund have equal dividend, voting, liquidation and redemption rights. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares are maintained in open accounts on the books of the Transfer Agent, and certificates for shares generally are not issued, except upon special request.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund.

The North American Islamic Trust (“NAIT”) is the controlling entity of the Advisor and, as of August 31, 2024, owned 49% of the outstanding shares of the Fund. NAIT intends to exercise its voting rights on issues that come before shareholders, which will affect the outcome of the vote.

If the Trust has more than one series of shares, any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund

The Board governs the Trust. The Board consists of four individuals, three of whom are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”). The Trustees meet periodically to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees can be reached in care of the Advisor at the address shown below.

Name, Year of Birth and Address	Position/Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	No. of Funds in Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Abdalla Idris Ali Year of birth: 1949 8925 S. Kostner Avenue Hometown, IL 60456	Independent Trustee, indefinite term, since 2000	2017 to present - Senior Community and Religious Advisor of “ISNA Canada.”	1	None
Mohammed Kaiseruddin Year of birth: 1944 8925 S. Kostner Avenue Hometown, IL 60456	Independent Trustee, indefinite term, since 2000; Chairperson since 2006	Retired. 1973 to 2017 - Nuclear Engineer, Sargent & Lundy.	1	None
Muhammad M. Kudaimi Year of birth: 1956 8925 S. Kostner Avenue Hometown, IL 60456	Independent Trustee, indefinite term, since 2009	1988 to present – Medical Doctor.	1	None
Interested Trustee
(1)(2)Bassam Osman Year of birth: 1950 8925 S. Kostner Avenue Hometown, IL 60456	Trustee, indefinite term, since 2000	1980 to present – Medical Doctor; 2000 to present –Portfolio Manager to the Fund.	1	None
Officers
(1)(2)Bassam Osman Year of birth: 1950 8925 S. Kostner Avenue Hometown, IL 60456	President, since 2000	(See Above.)	1	N/A
Maqsood Quadri Year of birth: 1957 8925 S. Kostner Avenue Hometown, IL 60456	Chief Compliance Officer and Secretary, since 2024	Executive Director of NAIT, October 2022 to present; Chief Operations Officer of Council of Islamic Organizations of Greater Chicago (CIOGC), October 2022 to September 2022.	1	President, Board of Directors, Indian Muslim Relief & Charities, June 2019 to present; Chair, Board of Directors, Downtown Islamic Center, January 2019 to December 2023.
Salah Obeidallah Year of birth: 1956 8925 S. Kostner Avenue Hometown, IL 60456	Treasurer since 2022	President of Allied Asset Advisors since June 2015; Former Executive Director of NAIT March 2015-September 2022.	1	N/A
(1) This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

(2) Dr. Osman serves on the Board of Trustees of NAIT, which is an affiliate of the Fund.

Committees. The Independent Trustees comprise the Trust’s Audit Committee. The Audit Committee’s functions are to: (i) recommend an independent registered public accounting firm for selection by the Board, (ii) review the scope of audit, accounting and financial internal controls and the quality and adequacy of the Trust’s accounting staff with the independent accountants and other appropriate persons, (iii) review with the accounting staff and the independent registered public accounting firm the compliance of the Trust’s transactions with its Advisor, administrator or any other service provider with the terms of applicable agreements, (iv) review reports of the independent registered public accounting firm and comment to the Board when warranted, and (v) report to the Board at least once a year. During the fiscal year ended May 31, 2024, the Audit Committee met twice.

The Independent Trustees also comprise the Trust’s Nominating Committee. This Committee, which recommends to the Board persons for election to the Board, did not have reason to meet during the fiscal year ended May 31, 2024. The Nominating Committee considers shareholder proposals for candidates to serve as Independent Trustees. Any such proposals should be sent to the Trust in care of the Nominating Committee Chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating Committee.

Board Leadership Structure. Three of the Board’s four Trustees are Independent Trustees, including the independent chairman of the Board, Mr. Kaiseruddin. The fourth Trustee, Dr. Osman, is the Chairman of the Advisor. The Board believes that its size, composition and leadership structure is appropriate given the size of the Trust and the Fund’s investment objectives. In particular:
•Board Composition. The Board believes that having a majority of Independent Trustees is appropriate and in the best interest of the Fund’s shareholders. However, the Board also believes that having an interested Trustee serve on the Board brings a financial perspective that is a valued element in the Trustees’ decision-making process. In addition, Dr. Osman provides the Board with the Advisor’s perspective in managing the Fund.
•Committees of Independent Trustees. The Board has two standing committees – the Audit Committee and the Nominating Committee – that facilitate the discharge of the Board’s responsibilities. The Board believes that the fact that each committee is composed entirely of Independent Trustees helps to prevent conflicts of interests and allows the Trustees to engage in candid discussions outside the presence of management.
Trustee Experience. Each Trustee was appointed to serve on the Board because of his experience, skills and qualifications. The following summary outlines each Trustee’s experience and skills that lead to the conclusion that each Trustee should serve as a Trustee of the Trust.
•Abdalla Idris Ali. In addition to his 18 years of service on the Board, Mr. Idris Ali has served as a member on the Board of Trustees for the Islamic Teaching Center (ITC) and is Director of Universal Foundation Inc. Additionally, he is director of the Center of Islamic Education in North American (CIENA). He has a Master in Economics degree. The Board concluded that Mr. Idris Ali is suitable to act as a Trustee of the Fund because of his extensive leadership and directorship experience.
•Mohammed Kaiseruddin. Mr. Kaiseruddin has served as a Trustee of the Fund for 18 years. In addition, he is a nuclear engineer, the chairman of the Council of Islamic Organizations of

Greater Chicago and the former president of the Muslim Community Center. The Board concluded that Mr. Kaiseruddin is suitable to act as Trustee of the Fund because of his professional, leadership and directorship experience.
•Muhammad M. Kudaimi. Dr. Kudaimi is a medical doctor, chairman of the Illiana Islamic Association and chairman of the Council on American-Islamic Relations (CAIR)-Chicago. He also previously served as a director of the Mosque Foundation and the Universal School. The Board concluded that Dr. Kudaimi is suitable to act as Trustee of the Fund because of his professional, leadership and directorship experience.
•Bassam Osman. Dr. Osman is a medical doctor who has been Chairman of the Advisor since 2000. The Board concluded that Dr. Osman is suitable to act as Trustee of the Fund because of his experience with the Advisor and the Trust and his considerable professional and investment management experience.
The Board believes that the different professional experiences, education and individual qualities of each Trustee contribute to the Board’s diversity of experiences and bring a variety of complementary skills that collectively allow the Board to oversee the business of the Fund in a manner consistent with the best interests of the Fund’s shareholders.

Board Oversight of Fund Risk. The Board has not established a standing risk committee at the current time. Rather, the Board requires the Advisor to report to the Board on actual and possible risks to the Trust as a whole. The Advisor reports to the Board on the various elements of risk that have affected, or that may affect, the business of the Trust, including investment risk, liquidity risk and operational risk, as well as the overall business risk relating to the Fund.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and who provides presentations to the Board at its quarterly meetings, in addition to an annual report to the Board in accordance with the Fund’s compliance policies and procedures. The CCO also updates the Board on the application of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO reports to the Board immediately in case of any problems associated with the Fund’s compliance policies and procedures that could expose (or that might have the potential to expose) the Fund to material risk.

Share Ownership. As of December 31, 2023, the Trustees owned the following amount of the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Abdalla Idris Ali, Independent Trustee	None	None
Mohammed Kaiseruddin, Independent Trustee	Over $100,000	Over $100,000
Muhammad M. Kudaimi, Independent Trustee	None	None
Bassam Osman, Interested Trustee	$50,001-$100,000	$50,001-$100,000

Trustee Compensation. For his service on the Board, each Independent Trustee receives a retainer at the rate of $1,000 per calendar quarter, plus a meeting attendance fee of $1,000 for each Board meeting attended in person or $500 for each Board meeting attended by telephone conference. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended May 31, 2024. None of the executive officers receive compensation from the Trust.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees*
Interested Trustee
Bassam Osman	None	None	None	None
Independent Trustees
Abdalla Idris Ali	$6,500	None	None	$6,500
Mohammed Kaiseruddin	$6,500	None	None	$6,500
Muhammad M. Kudaimi	$6,500	None	None	$6,500
*The term “Fund Complex” refers only to the Fund.

Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of August 31, 2024. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding shares.

Name and Address	% Ownership	Type of Ownership
North American Islamic Trust* 8925 S. Kostner Avenue Hometown, IL 60456	49.53%	Beneficial
National Financial Services For the Exclusive Benefit Of Our Customers 499 Washington Blvd., Fl 5 Jersey City, NJ 07310-2010	12.39%	Record
Charles Schwab & Co. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105-1905	11.23%	Record
* North American Islamic Trust is organized under the laws of the State of Indiana.

As of August 31, 2024, the Trustees and Officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Investment Advisor

The Advisor is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Advisory Agreement dated as of June 29, 2000 and as amended (“Advisory Agreement”). The Advisor is a wholly-owned subsidiary of NAIT. NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islam and Muslims. NAIT is the controlling entity of the Advisor.

The Advisory Agreement had an initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval of continuation is given at least annually by the Board of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Advisory Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated upon 60 days’ notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For its services, the Investment Advisory Agreement provides that the Fund will pay the Advisor an annual investment advisory fee equal to 1.00% of the average daily net assets of the Fund. Pursuant to an Advisory Fee Waiver Agreement, the Advisor has agreed to reduce the annual rate of its advisory fee payable under the Investment Advisory Agreement to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the initial term.

To assist the Advisor in implementing the investment objectives and strategies of the Fund, the Advisor has entered into a Consulting Services Agreement with NAIT pursuant to which NAIT provides advice and services to the Advisor with respect to Shariah compliance matters for the Fund. The Advisor, not the Fund, pays NAIT an annual fee equal to 0.10% of the Fund’s daily average net assets for such services.

The following table shows the advisory fees and expenses accrued and paid to the Advisor for the fiscal periods indicated below:

	Advisory Fees accrued during fiscal years ended May 31,
	2024	2023	2022
Advisory Fees Accrued	$1,635,663	$1,341,351	$1,632,058

Portfolio Managers

Dr. Bassam Osman is the portfolio manager solely responsible for the day-to-day investment management of the Fund. He has been the President of the Trust since 2000. Because Dr. Osman does not manage any accounts other than the Fund, the Advisor has not identified any material conflicts associated with the management of the Fund.

The Portfolio Manager’s compensation is paid by the Advisor and not the Fund. Dr. Osman is paid a fixed salary. He receives no other compensation.

As of May 31, 2024, Dr. Osman owned shares of the Fund having a value in the range of $50,001 - $100,000.

Code of Ethics

The Trust, the Advisor and the Fund’s distributor have adopted written Codes of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Trust. The Codes restrict and limit, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.

Administrative Services

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, a subsidiary of U.S. Bank, National Association, provides administrative services (including blue-sky services) to the Fund pursuant to an Administrative Services Agreement. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund.

Administration Fees accrued during fiscal years ended May 31,
2024	2023	2022
$184,338	$154,632	$171,420

Fund Services also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, Custodian and the Fund’s distributor are affiliated entities under the common control of U.S. Bancorp.

Custodian. U.S. Bank, National Association (“Custodian”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212, is custodian for the securities and cash of the Fund. Under the Custody Agreement, the Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Distributor

Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of August 26, 2002 (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and each state’s securities laws. The Distributor is also a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Pricing of Shares

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Fund outstanding at such time. An example of how the Fund calculated the net asset value per share as of May 31, 2024 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$185,830,885.84
12,203,053.87	=	$15.23

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith pursuant to policies and procedures approved by or under the direction of the Board. Pursuant to such policies and procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments.

The Fund’s securities that are traded on securities exchanges are valued at the most recent sale price on the exchange on which such securities are traded, as of the time when the net asset value is determined on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded in the Nasdaq Global Market System are valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Valuation Designee in good faith deems appropriate to reflect their fair value, subject to the Board’s oversight.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs. At various times, the Fund may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Advisor or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

Anti-Money Laundering. The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT ACT”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT ACT.

Redemption of Shares

Signature Guarantees. There are instances in which shareholders will be required to submit a signature guarantee. Signature guarantees may be obtained by:

•a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company (“FDIC”);

•a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

•a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•any other “eligible guarantor institution” as defined in the 1934 Act.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund.

The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash and you would bear any market risks associated with such securities until they are converted into cash.

Brokerage Allocation and Other Practices

The Advisor is responsible, subject to the supervision of the Board, for selecting brokers and dealers (“brokers”) for the execution of the Fund’s portfolio transactions. The primary consideration in placing all portfolio transactions is the Advisor’s ability to obtain “best execution” of such orders. Best execution means the combination of the most favorable execution and net price available under the circumstances. In determining best execution the Advisor takes into account a number of relevant factors, including, among other things, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction in the desired price range with a minimum market impact, the reliability, integrity and financial condition of the broker, the ability of the broker to commit resources to the execution of the trade, and the value of the brokerage or research products or services provided. Such factors are weighed by the Advisor in determining the overall reasonableness of the brokerage commission. In selecting brokers for portfolio transactions, the Advisor takes into account its past experiences in determining those brokers who are likely to help achieve best execution.

There are many instances when, in the Advisor’s judgment, more than one broker can offer comparable execution services. In selecting among such brokers, consideration may be given to those brokers that supply research and brokerage products and services that are deemed to qualify as eligible research and brokerage products and services under the safe harbor of Section 28(e) of the 1934 Act. The provision of research and brokerage products and services is often referred to as “soft dollar arrangements.” Such arrangements may cause the Fund to pay a commission for affecting securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Advisor determines that an arrangement qualifies for the safe harbor provided by Section 28(e) of the 1934 Act.

The Advisor is the principal source of information and advice to the Fund, and the research and other services provided by brokers to the Advisor are considered to be in addition to the information and advice provided by the Advisor to the Fund. The Board recognizes that it is important for the Advisor, in performing its responsibilities to the Fund, to continue to receive and evaluate the broad spectrum of economic and financial information that many brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund.

If the Advisor receives an eligible research or brokerage product or service that it also utilizes for non-eligible research or brokerage purposes, the Advisor will make a good faith determination as to the cost of such “mixed-use item” between the eligible and non-eligible purposes and use soft dollars to pay for that portion of the cost relating to its eligible purpose.

Transactions of the Fund in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

For the fiscal periods indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions Paid during fiscal years ended May 31,
2024	2023	2022
$8,902	$27,325	$52,345

None of the payments in brokerage commissions during the period indicated above were paid to an affiliated broker.

If the Advisor provides investment advisory services to individuals or other institutional clients, there may be occasions on which other investment advisory clients advised by the Advisor may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Advisor may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

For the fiscal periods indicated below, the Fund’s portfolio turnover rate was:

Portfolio Turnover During fiscal years ended May 31,
2024	2023
25.1%	71.9%

The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

Scope of Policies and Procedures. The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Fund.

Disclosure Philosophy. The Fund has adopted these Procedures to seek to ensure that the disclosure of the Fund’s portfolio holdings is accomplished in a manner that is consistent with the Fund’s fiduciary duty to its shareholders. Under no circumstances does the Advisor or the Fund receive any compensation in return for the disclosure of information about the Fund’s portfolio securities or for any ongoing arrangements to make available information about the Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The Securities and Exchange Commission (the “SEC”) requires the Fund to file its complete portfolio holdings schedule in public filings made to the SEC on a quarterly basis. The Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and is required to file its complete portfolio schedules for the first and third quarters on Part F of Form N-PORT, in each instance within 60 days of the end of the Fund’s fiscal quarter.

Through Form N-CSR and Part F of Form N-PORT filings with the SEC, the Fund’s full portfolio holdings are publicly available to shareholders and others on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter. In addition, top ten holdings information for the Fund may be made available on the Fund’s website (www.investaaa.com) on a monthly, seven-day delayed basis.

The Fund’s complete portfolio schedule for the second and fourth fiscal quarter, required to be filed on Form N-CSR, will be delivered to shareholders in the Fund’s semi-annual and annual reports. The Fund’s complete portfolio schedules for the first and third fiscal quarters, required to be filed on Part F of Form N-PORT, will not be delivered to shareholders.

The following list describes the limited circumstances in which a Fund’s portfolio holdings are disclosed to select third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Part F of Form N-PORT. In each instance, a determination has been made that such advance disclosure is in the best interest of the Fund’s shareholders, is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

A.Portfolio Manager. Portfolio managers shall have full daily access to fund holdings for the Fund for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.Fund Management. In its capacity as Advisor to the Fund, certain Fund management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings.

C.External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, which include the fund accounting agent, the custodian and the trading settlement desk at Fund Services shall have daily access to all Fund portfolio holdings. Fund Management utilizes the services of an independent service provider to assist with proxy voting. Both Fund Services and the independent service provider may have access to full Fund portfolio holdings for the Fund for which they provide services. The Board, Fund Counsel and the Fund’s Independent Registered Public Accounting Firm shall also have access to Fund portfolio holdings as needed to fulfill their responsibilities to the Fund.

D.Ranking Agencies. Morningstar, Inc. and/or Lipper Analytical Services, Inc. and/or other ranking agencies may receive the Fund’s full portfolio holdings on a calendar quarter or monthly basis at the sole determination of the Investment Advisor.

Additions to Recipients. Any additions to the recipients of the Fund portfolio holdings requires approval by the Advisor based on a review of: (i) type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the proposed recipient’s relationship to the Fund; (vi) the ability of the Advisor to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (vii) whether a confidentiality agreement will be in place with such proposed recipient; and (viii) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund.

Board Approval. The Board shall review and re-approve these Procedures as often as they deem appropriate and make any changes that they deem appropriate. The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by considering reports and recommendations on such disclosure by the CCO of the Fund concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act).

Conflict of Interest. In the event of a conflict between the interest of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Fund’s CCO, shall make a determination in the best interest of the Fund and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

Education Component. In order to promote strict compliance with these Procedures, Fund Management has informed its employees and other parties possessing Fund portfolio holdings information (such as the fund accounting agent and the custodian) of the limited circumstances in which the Fund’s portfolio holdings may be disclosed in advance of filings made with the SEC and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.

Additional Information on Distributions and Taxes

Distributions

All income dividends and capital gain distributions will automatically be reinvested in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by approximately seven days although the exact timing is subject to change. Shareholders will receive a written confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Election to be taxed as a regulated investment company. The Fund is qualified, and intends to continue to qualify, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. As a regulated investment company, it is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income tax or excise taxes based on net income and net realized gains. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

To avoid being subject of federal income tax or excises taxes, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. The Fund may decide to retain a portion of its income or gains if the Fund determines that doing so is in the interest of its shareholders. The Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed.

In addition, the Fund must derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income derived with respect to our business of investing in such stock, securities or foreign currencies and (b) net income derived from interests in certain publicly traded partnerships (“QPTPs”).

In addition, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund generally has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or in any one or more QPTPs.

The Fund’s qualification and taxation as a RIC depends upon our ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to the Fund’s shareholders. In such case, the Fund would be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits, except to the extent such distributions are eligible to be treated as qualified dividend income under current law. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Capital Loss Carryforwards. For the taxable year ended May 31, 2024, the fund deferred, on a tax basis, ordinary late year losses of $91,502 and did not defer any post-October capital losses.

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. Except as noted below in connection with qualified dividend income, distributions of net investment income are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction. Payments made to shareholders are taxed in the same manner whether they are paid in cash or reinvested in additional shares. For tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and the Fund may report dividends as eligible for this deduction to its shareholders, to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable expenses) and certain holding period requirements are satisfied.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long the shares in the Fund have been held. Net capital gains realized by the Fund, if any, will be distributed annually. The Fund may make an additional distribution to reduce or eliminate excise or income taxes on the Fund. Under current law, non-corporate shareholders are taxed on capital gains at a maximum U.S. federal income tax rate of 20% and on ordinary income at a maximum U.S. federal income tax rate of 37%. Corporations are generally taxed at a maximum U.S. federal income tax rate of 21% with respect to both capital gains and ordinary income. The Fund may decide to retain some or all of its net capital gain and may designate the retained amount as a “deemed dividend.” In that case, among other consequences: the Fund will pay U.S. federal corporate income tax on the retained amount; each U.S. shareholder will be required to include their pro rata share of the deemed distribution in income as if it had been actually distributed to them; and the U.S. shareholder will be entitled to claim a credit equal to their pro rata share of the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax will be added to the U.S. shareholder’s adjusted tax basis in its Fund interest.

Qualified dividend income of individuals. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as qualified dividend income. The amount of dividends paid by the Fund that may be eligible for this treatment generally may not exceed the aggregate amount of qualifying dividends received by the Fund. Both the individual shareholders and the Fund must satisfy certain holding period requirements.

Dividends-received deduction for corporations. In the case of corporate shareholders, it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, a corporate shareholder will be allowed to deduct these qualified dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends reported by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in the alternative minimum taxable income calculation.

Passive foreign investment companies. Investment by the Fund in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from such a company or on the proceeds from the sale of its investment in such a company. A “passive foreign investment company” is any foreign corporation for which either of the following applies: (i) 75% or more of its income is passive income for the taxable year, or (ii) 50% or more of the average percentage of its assets (generally by value, but by adjusted tax basis in certain cases) produce, or are held for the production of, passive income. The Fund may avoid the tax on PFIC distributions and the sale of interests in PFICs by making an election to mark such investments to market annually, treating gains as ordinary income. In so doing, the Fund would be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The mark-to- market election may accelerate the recognition of income without the receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making this election therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Information on the tax character of distributions. Each distribution by the Fund will be accompanied by a brief explanation of the form and character of the distribution. In addition, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions for the period shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Excise tax distribution requirements. To avoid a 4% federal excise tax on certain undistributed income, the Code requires the Fund to distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts each calendar year (in December or in January in which case the distributions are treated by the Fund’s shareholders as received in December) so that the Fund will not be subject to excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. By law, redemptions of Fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems his or her Fund shares, the Internal Revenue Service (“IRS”) requires that any gain or loss on the redemption be reported. If shares are held by the shareholder as a capital asset, the gain or loss that is realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the Fund shares were held. Any loss incurred on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Fund on those shares.

By law, all or a portion of any loss that is realized upon the redemption of Fund shares will be disallowed to the extent that a shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased.

Tax on “net investment income.” In addition to the regular income tax, the Code also imposes an additional tax at a rate of 3.8% on the lesser of (i) an individual’s “net investment income”, or (ii) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). For this purpose, “net investment income” includes interest, dividends (including dividends paid with respect to shares in the Fund), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares in the Fund) and certain other income, as reduced by any deductions properly allocable to such income or net gain.

Tax considerations for non-U.S. investors. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.

Actual or deemed distributions of the Fund’s net capital gain to a non-U.S. shareholder, and gains recognized by a non-U.S. shareholder upon the sale of its interest in the Fund, will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax unless the non-U.S. shareholder is an individual, has been present in the United States for 183 days or more during the taxable year, and certain other conditions are satisfied. Non-U.S. shareholders are encouraged to consult their advisors as to the applicability of an income tax treaty in their individual circumstances.

Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income); or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders are encouraged to contact their intermediaries with respect to the application of these rules to their accounts.

If the Fund distributes net capital gain in the form of deemed rather than actual distributions, a non-U.S. shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the non-U.S. shareholder’s allocable share of the tax the Fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the non-U.S. shareholder must obtain a U.S. taxpayer identification number (if one has not been previously obtained) and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

Pursuant to Sections 1471 to 1474 of the Code and the U.S. Treasury regulations thereunder, the relevant withholding agent generally will be required to withhold 30% of any dividends paid by the Fund to: (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements or is subject to an applicable “intergovernmental agreement.” If payment of this withholding tax is made, non-U.S. shareholders that are otherwise eligible for an exemption from, or reduction of, U.S. federal withholding taxes with respect to such dividends will be required to seek a credit or refund from the IRS to obtain the benefit of such exemption or reduction. In certain cases, the relevant foreign financial institution or non-financial foreign entity may qualify for an exemption from, or be deemed to be in compliance with, these rules. Certain jurisdictions have entered into agreements with the United States that may supplement or modify these rules. Non-U.S. shareholders are encouraged to consult their own tax advisers regarding the particular consequences to them of this legislation and guidance. We will not pay any additional amounts in respect of any amounts withheld.

Tax-exempt investors. Dividends and distributions paid from income of the Fund that would be “unrelated business taxable income” (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute

UBTI to a tax-exempt shareholder of the Fund. However, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute “debt-financed property” in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code as a result of the tax- exempt shareholder incurring “acquisition indebtedness” with respect to the shares.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to each shareholder by the Fund.

Foreign taxes. The Fund may be subject to foreign withholding or other taxes with respect to income from foreign securities, which could reduce the amount of the Fund’s distributions. Shareholders may be able to claim a credit or deduction for foreign taxes if more than 50% of the Fund’s assets are invested in foreign securities at the end of a fiscal year and the Fund makes an election to pass through to the shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to the shareholders than it actually distributes. Shareholders will then be entitled either to deduct their share of foreign taxes paid by the Fund in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). If the Fund makes this election it will provide the shareholders with the information necessary to claim the deduction or credit on their personal income tax returns. The extent to which the Fund may be eligible to pass through foreign taxes to its shareholders in any given year cannot be predicted.

Backup Withholding. In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Cost basis reporting. The Fund is required to report to the Internal Revenue Service and furnish to their shareholders detailed “cost basis” and holding period information for Fund shares acquired on or after January 1, 2012 (“Covered Shares”) and sold on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement plan. If you redeem Covered Shares during any year, then the Fund will report the cost basis of such Covered Shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

The Fund’s default cost basis calculation methodology will be based on the average cost of all shares purchased on or after January 1, 2012. If you and your financial or tax advisor determine another method to be more beneficial for your situation, you will be able to change your default setting to another IRS-accepted cost basis method via the Fund’s website or by notifying the Fund’s transfer agent in writing. The elected cost basis method (or the default cost basis method) for each sale of Fund shares may not be changed following the settlement date of such sale of Fund shares. If you hold Fund shares through a broker-dealer (or another nominee), please contact that broker-dealer (nominee) with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method you should elect and to obtain more information about how the new cost basis reporting law applies to them.

Loss Reporting. If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are encouraged to consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares are encouraged to consult their tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, serves as the Fund’s independent registered public accounting firm, whose services include auditing the Fund’s financial statements.

Proxy Voting Guidelines

The Advisor has established Proxy Voting Guidelines (“Guidelines”), which explain the Advisor’s procedures with respect to voting the Fund’s proxies. Generally, the Trust has delegated its proxy voting process to the Advisor. The Guidelines provide a basic policy to govern the proxy voting procedures.

According to the Guidelines, the Advisor votes proxies in a manner designed to maximize the value of its clients’ investment. The Advisor generally votes in accordance with management’s recommendations. If the Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Advisor will not vote with management. According to the Guidelines, the Advisor shall not be required to vote the securities of any issuer on a given proposal if the securities held by the Fund represent less than 0.01% of the outstanding securities of that class or if the Advisor determines that the amount of time, effort and expense in determining how to vote on a proposal is excessive in relation to the importance to Fund investors of voting on such proposal.
Conflicts of Interest. The Advisor’s duty is to vote in the best interests of its clients and Fund shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Advisor;

2.Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;

3.Refer the proxy to the client or to a fiduciary of the client for voting purposes;

4.Suggest that the client engage another party to determine how the proxy should be voted; or

5.Disclose the conflict to the client or, with respect to the Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies.

Policies of the Fund’s Advisor. The Advisor is in a better position than the Board to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted in a timely fashion. As stated above, the Board therefore delegates its authority to vote proxies to the Advisor, subject to the supervision of the Board. Moreover, the Board authorizes the Advisor to retain a third party proxy voting service, to provide recommendations on proxy votes or vote proxies on the Fund’s behalf.

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ended June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-877-417-6161 and on the SEC’s web site at www.sec.gov.

Marketing and Support Payments

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Those payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

Certain Service Fees. Certain service fees charged by financial intermediaries, such as shareholder services fees, are paid by the Advisor.

The prospect of receiving additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

Financial Statements

The audited financial statements for the Fund are incorporated by reference to the Fund’s Annual Report for the fiscal year ended May 31, 2024, as filed with the SEC:

(a)Schedule of Investments as of May 31, 2024.
(b)Statement of Assets and Liabilities as of May 31, 2024.
(c)Statement of Operations for the year ended May 31, 2024.
(d)Statements of Changes in Net Assets for the years ended May 31, 2024 and May 31, 2023.
(e)Financial Highlights for the years ended May 31, 2024, May 31, 2023, May 31, 2022, May 31, 2021, and May 31, 2020.
(f)Notes to the Financial Statements.

(g)Report of Independent Registered Public Accounting Firm.

25

ALLIED ASSET ADVISORS FUNDS

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Declaration of Trust

(1)
Declaration of Trust is herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on February 23, 2000 (File Nos. 333-30924 and 811-09821).

(2)
Amended and Restated Certificate of Trust is herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000 (File Nos. 333-30924 and 811-09821).

(3)
Written Instrument Fixing the Number of Trustees is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(4)
Written Instrument Establishing and Designating Classes of Interest is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(b)		By-laws

	(1)	By-laws are herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000 (File Nos. 333-30924 and 811-09821).

(2)
Amendment to the By-laws is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(c)
Instruments Defining Rights of Security Holders are herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000 (File Nos. 333-30924 and 811-09821).

(d)		Investment Advisory Agreement

(1)
Investment Advisory Agreement dated August 26, 2008 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2009 (File Nos. 333-30924 and 811-09821).

(A) Advisory Fee Waiver Agreement dated April 29, 2024 - Filed herewith.

(e)		Distribution Agreement

(1)
Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed with the SEC on October 1, 2002 (File Nos. 333-30924 and 811-09821).

(A)
Amendment dated December 13, 2006 to the Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2009 (File Nos. 333-30924 and 811-09821).

(B)
Amendment dated August 19, 2015 to the Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed with the SEC on September 30, 2016 (File Nos. 333-30924 and 811-09821).

(C)
Novation Agreement dated March 31, 2020 is herein incorporated by reference to the Registrant's Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2020 (File Nos. 333-30924 and 811-09821).

(f)		Bonus or Profit Sharing Contracts – None.

(g)		Custody Agreement

(1)
Custody Agreement is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(A)
Amendment dated March 25, 2008 to the Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008 (File Nos. 333-30924 and 811-09821).

(B)
Amendment dated May 14, 2012 to the Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the SEC on September 28, 2012 (File Nos. 333-30924 and 811-09821).

(h)		Other Material Contracts

(1)
Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(A)
Amendment dated March 25, 2008 to the Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008 (File Nos. 333-30924 and 811-09821).

(2)
Transfer Agent Servicing Agreement dated March 8, 2018 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed with the SEC on September 28, 2018 (File Nos. 333-30924 and 811-09821).

(3)
Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008 (File Nos. 333-30924 and 811-09821).

(A)
Amendment dated March 25, 2008 to the Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008 (File Nos. 333-30924 and 811-09821).

(4)	North American Islamic Trust ("NAIT") Consulting Services Agreement, dated April 29, 2024 - Filed herewith.

(5)
Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed with the SEC on August 1, 2003 (File Nos. 333-30924 and 811-09821).

(6)
Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed with the SEC on July 26, 2010 (File Nos. 333-30924 and 811-09821).

(7)
Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed with the SEC on September 28, 2015 (File Nos. 333-30924 and 811-09821).

(8)	Power of Attorney dated September ___, 2024 - Filed herewith.

(i)
Opinion of Counsel is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed with the SEC on October 1, 2002 (File Nos. 333-30924 and 811-09821).

	(1)	Consent of Kirkland & Ellis LLP – Filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)		Omitted Financial Statements – None.

(l)
Agreement Relating to Initial Capital is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000 (File Nos. 333-30924 and 811-09821).

(m)		Rule 12b-1 Plan – Not applicable.

(n)		Rule 18f-3 Plan – Not applicable.

(o)		Reserved

(p)		Code of Ethics

(1)
Joint Code of Ethics for the Registrant and Advisor is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed with the SEC on July 26, 2010 (File Nos. 333-30924 and 811-09821).

	(2)	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article V of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Manager

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Current Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
72.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
75.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
76.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
77.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
78.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
79.Opus Small Cap Value ETF, Series of ETF Series Solutions
80.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
81.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.US Vegan Climate ETF, Series of ETF Series Solutions

89.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.First American Funds Trust
92.FundX Investment Trust
93.The Glenmede Fund, Inc.
94.The GoodHaven Funds Trust
95.Harding, Loevner Funds, Inc.
96.Hennessy Funds Trust
97.Horizon Funds
98.Hotchkis & Wiley Funds
99.Intrepid Capital Management Funds Trust
100.Jacob Funds Inc.
101.The Jensen Quality Growth Fund Inc.
102.Kirr, Marbach Partners Funds, Inc.
103.Leuthold Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
115.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
116.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
117.Kensington Active Advantage Fund, Series of Managed Portfolio Series
118.Kensington Defender Fund, Series of Managed Portfolio Series
119.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
122.LK Balanced Fund, Series of Managed Portfolio Series
123.Muhlenkamp Fund, Series of Managed Portfolio Series
124.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
126.Olstein All Cap Value Fund, Series of Managed Portfolio Series
127.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
128.Port Street Quality Growth Fund, Series of Managed Portfolio Series
129.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
130.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
131.Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
132.Prospector Opportunity Fund, Series of Managed Portfolio Series
133.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
134.Reinhart International PMV Fund, Series of Managed Portfolio Series
135.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
136.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

144.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
145.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
146.Mason Capital Fund Trust
147.Matrix Advisors Funds Trust
148.Matrix Advisors Value Fund, Inc.
149.Monetta Trust
150.Nicholas Equity Income Fund, Inc.
151.Nicholas Fund, Inc.
152.Nicholas II, Inc.
153.Nicholas Limited Edition, Inc.
154.Oaktree Diversified Income Fund Inc.
155.Permanent Portfolio Family of Funds
156.Perritt Funds, Inc.
157.Procure ETF Trust II
158.Professionally Managed Portfolios
159.Prospector Funds, Inc.
160.Provident Mutual Funds, Inc.
161.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164.Aquarius International Fund, Series of The RBB Fund, Inc.
165.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
179.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
181.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
182.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
183.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
185.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
186.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
187.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
188.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
189.SGI Global Equity Fund, Series of The RBB Fund, Inc.
190.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
191.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
192.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
193.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
194.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
195.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
196.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.

198.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
200.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
201.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
203.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
205.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
206.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
207.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
208.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
209.The RBB Fund Trust
210.RBC Funds Trust
211.Series Portfolios Trust
212.Thompson IM Funds, Inc.
213.TrimTabs ETF Trust
214.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
215.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
216.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
217.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
218.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
219.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
220.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
221.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
222.Jensen Quality Value Fund, Series of Trust for Professional Managers
223.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
224.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
225.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
226.USQ Core Real Estate Fund
227.Wall Street EWM Funds Trust
228.Wisconsin Capital Funds, Inc.

(b)To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records of the Registrant Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Registrant's Investment Advisor	Allied Asset Advisors, Inc. 8925 South Kostner Avenue Hometown, IL 60456
Registrant's Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant's Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

Not applicable.
Item 35. Undertakings

Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 37 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Hometown and the State of Illinois on September 26, 2024.

ALLIED ASSET ADVISORS FUNDS

By: /s/ Bassam Osman
Bassam Osman
President

    Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities and on September 26, 2024.

Signature	Title

/s/Bassam Osman	Trustee and President
Bassam Osman

/s/Abdalla Idris Ali*	Trustee
Abdalla Idris Ali

/s/Mohammed Kaiseruddin*	Trustee and Chairman
Mohammed Kaiseruddin

/s/Muhammad M. Kudaimi*	Trustee
Muhammad M. Kudaimi

/s/Salah Obeidallah*	Treasurer
Salah Obeidallah

/s/Maqsood Quadri*	Secretary
Maqsood Quadri

*Signed by
/s/Bassam Osman
Bassam Osman
Attorney in Fact pursuant to Powers of Attorney filed August 1, 2003, July 26, 2010, September 25, 2015 and September 26, 2024.

EXHIBIT INDEX

Exhibit Number	Description
EX.99.d.1.a	Advisory Fee Waiver Agreement
EX.99.h.4	North American Islamic Trust ("NAIT") Consulting Services Agreement
EX99.h.8	Power of Attorney dated September ___, 2024
EX.99.i.1	Consent of Counsel
EX.99.j	Consent of Independent Registered Public Accounting Firm